LEASE LIABILITY - Undiscounted lease liabilities (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
1 year
LEASE LIABILITY
Lease payments due	$ 494
1 - 5 years
LEASE LIABILITY
Lease payments due	979
Office | 1 year
LEASE LIABILITY
Lease payments due	326
Office | 1 - 5 years
LEASE LIABILITY
Lease payments due	979
Equipment | 1 year
LEASE LIABILITY
Lease payments due	$ 168